Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	March 31,
	2021	2020
Numerator
Net loss	$(34,945)	$(16,705)
Net loss attributable to ordinary shareholders—basic and diluted	$(34,945)	$(16,705)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	35,655,443	9,010,843
Net loss per share—basic and diluted	$(0.98)	$(1.85)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three months ended March 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	March 31,
	2021	2020
Series A preferred shares		35,070,249
Series B preferred shares		59,381,964
Series C preferred shares		12,307,692
Unvested ordinary shares	169,453	460,048
Stock options	3,978,560	—
Restricted stock units	27,500	—
Total	4,175,513	107,219,953